Operating Segments - Summary of Reportable Segments (Detail) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost	[1]	$ 91	$ 5,053
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost		$ 91	$ 5,053

[1]	Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2021: USD 91 and March 31, 2020: USD 5,053) for “All other segments”.